Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. Management does not believe that after the final disposition any of these matters is likely to have a material adverse impact on the Company’s financial condition, results of operations or cash flows, except as follows.

On January 17, 2020, Arrow Electronics, Inc. (“Arrow”) filed suit against DragonWave and the Company in the United States District Court for the District of Colorado, Case No. 1:20-cv-00149-NRN. Arrow alleged that in November and December 2018, DragonWave took delivery of merchandise from Arrow worth approximately $124,000 and ordered additional merchandise from Arrow worth approximately $520,000, but that DragonWave defaulted in December 2018 on its obligations to pay Arrow. Arrow further alleged that in November 2019, Arrow, DragonWave entered into a forbearance agreement acknowledging indebtedness to Arrow of approximately $124,000, plus an additional commitment to purchase inventory of $520,000 plus fees of $10,000, to be paid in certain installments. On June 12, 2020, Arrow and DragonWave entered into a settlement agreement whereby DragonWave was obligated to pay Arrow $503,500 on or before August 15, 2020, DragonWave-X gave a consent judgment to Arrow in the amount of $503,000, and the Company guaranteed DragonWave-X’s payment to Arrow. The consent judgment against DragonWave-X was entered on June 15, 2020. Also on June 15, 2020 the Company was dismissed from the case. On August 14, 2020, Arrow and DragonWave entered into an amendment to the June 12, 2020 settlement agreement whereby DragonWave was obligated to pay Arrow $200,000 on or before August 17, 2020 and $313,000 on or before September 18, 2020. As of August 18, 2020, the $200,000 was paid to Arrow. On September 28, 2020, Arrow and DragonWave entered into an amendment to the June 12, 2020, settlement agreement whereby DragonWave was obligated to pay Arrow a remaining balance of $323,500 on or before November 6, 2020, which remains unpaid.

On February 7, 2020, DragonWave agreed to repurchase inventory held by Tessco Technologies Incorporated (“Tessco”), one of DragonWave’s customers and note holders. Upon receipt of the inventory, which is valued at $121,482, DragonWave agreed to reimburse Tessco $56,766, representing the balance due after making the initial payment of $60,000. The return of inventory and payment to Tessco of $56,776 was required by February 28, 2020 but has not yet been made. On June 5, 2020, Tessco filed a complaint for confessed judgment against DragonWave in the Circuit Court for Baltimore, Maryland, Case No. 5539212, for approximately $60,000, which it claims is the reimbursement amount. On June 8, 2020, Tessco obtained an order entering judgement against DragonWave. The judgment was satisfied, and on August 26, 2020, Tessco filed a notice of satisfaction of judgment.

On May 22, 2020, Michael Powell filed suit against DragonWave-X, LLC, DragonWave-X, Inc., Transform-X, Inc., ComSovereign Corp, and the Company in the Pima County Arizona Superior Court, Case No. C20202216. Mr. Powell has alleged that he entered into an employment agreement with DragonWave-X, Inc. in July 2018, was terminated without cause in May 2019, and is owed approximately $182,000 in wages and $50,000 in bonuses. Mr. Powell is seeking approximately $697,000 in treble damages, punitive damages, consequential damages, interest and attorneys’ fees and costs. The Company disputes Mr. Powell’s allegations and it intends to vigorously defend the lawsuit.

On August 24, 2020, we entered into an Agreement and Plan of Merger and Reorganization dated as of August 24, 2020 (the “FN Merger Agreement”) among the Company and its wholly-owned subsidiary, CHC Merger Sub 8, LLC, Skyline Partners Technology LLC, a Colorado limited liability company that does business under the name Fastback Networks (“Fastback”), and John Helson, solely in his capacity as the representative of the security holders of Fastback, pursuant to which, subject to the terms and conditions of the FN Merger Agreement, the Company has agreed to acquire Fastback. The Company believes Fastback has been a leader in the development and commercialization of innovative intelligent backhaul radio (IBR) systems that deliver high-performance wireless connectivity to virtually any location including those challenged by Non-Line of Sight (NLOS) limitations. Fastback’s advanced IBR products allow operators to economically add capacity and density to their macrocells and expand service coverage density with small cells. These solutions also allow operators to both provide temporary cellular and data service utilizing mobile/portable radio systems and provide wireless Ethernet connectivity. Fastback has a U.S. patent portfolio comprised of 65 granted and 12 pending patents. Collectively the patent portfolio covers key technologies including antenna arrays, signal processing, adaptive antennas, beamforming/steering, self-optimizing networks, spectrum sharing and hybrid band operations.

Pursuant to the FN Merger Agreement, the aggregate merger consideration the Company is obligated to pay for Fastback will consist of (i) $1,250,000 in cash, (ii) $1,500,000 aggregate principal amount of our term debentures, and (iii) $11,150,000 aggregate principal amount of the Company’s convertible debentures that are convertible into the Company’s common stock at a conversion price of $1.74 per share, subject to adjustment. The Company’s proposed acquisition of Fastback is subject to the condition that the Company raises at least $12 million of gross proceeds from the sale of its equity or debt securities and certain other customary closing conditions.

18. COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. Management does not believe that after the final disposition any of these matters is likely to have a material adverse impact on the Company's financial condition, results of operations or cash flows, except as follows.

On May 22, 2020, Michael Powell filed suit against DragonWave-X, LLC, DragonWave-X, Inc., Transform-X, Inc., ComSovereign Corp, and the Company in the Pima County Arizona Superior Court, Case No. C20202216. Mr. Powell has alleged that he entered into an employment agreement with DragonWave-X, Inc. in July 2018, was terminated without cause in May 2019, and is owed approximately $182,000 in wages and $50,000 in bonuses. Mr. Powell is seeking approximately $697,000 in treble damages, punitive damages, consequential damages, interest and attorneys' fees and costs. The Company disputes Mr. Powell's allegations and intends to vigorously defend the lawsuit.

On February 7, 2020, DragonWave agreed to repurchase inventory held by Tessco Technologies Incorporated ("Tessco"), one of DragonWave's customers and note holders. Upon receipt of the inventory, which is valued at $121,482, DragonWave agreed to reimburse Tessco $56,766, representing the balance due after making the initial payment of $60,000. The return of inventory and payment to Tessco of $56,776 was required by February 28, 2020, but has not yet been made. On June 5, 2020, Tessco filed a complaint for confessed judgment against DragonWave in the Circuit Court for Baltimore, Maryland, Case No. 5539212, for approximately $60,000, which it claims is the reimbursement amount. The Company does not intend to oppose the entry of this judgment.